Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
8.	Cash and cash equivalents

	2019	2018
Checking and saving accounts	$118,367	$121,799
Time deposits of no more than ninety days	40,000	34,000
Cash on hand	365	359

	$158,732	$156,158

As of December 31, 2019 and 2018, the Company’s cash and cash equivalents are free of restriction or charges that could limit its availability.
Time deposits earned interest based on rates determined by the banks in which the instruments are held, ranging between 1.71% and 1.98% for U.S. dollars investments until December 2019 (2018: between 2.45% and 2.90% for U.S. dollars investments).